Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other assets
Schedule of other assets

		As of December 31,
	Note	2024	2025
		RMB	RMB
Long-term rental deposits		68,571	47,836
Contract assets	12(b)	33,926	31,754
Prepayments for purchase of property and equipment		—	4,069
Subtotal		102,497	83,659
Less: allowance for doubtful accounts	12(b)	(31,280)	(31,754)
Total		71,217	51,905

Schedule of changes in the allowance for doubtful accounts

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	28,819	31,280
Allowance made during the year	23,974	474
Allowance write-off during the year	(21,513)	—
At the end of the year	31,280	31,754